Note 18 - Assets and Liabilities Associated With Assets Held for Sale - Non-current Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Assets held for sale (note 18)	$ 13,484
Site restoration liability	93	$ 128
Blanket Mine [member]
Statement Line Items [Line Items]
Assets held for sale (note 18)	13,484	13,519
Site restoration liability	$ 93	$ 128